LICENSE AND SALE OF IP AGREEMENTS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended							3 Months Ended		12 Months Ended
	May 15, 2024	Jun. 06, 2023	Oct. 31, 2025	Apr. 17, 2025	Nov. 30, 2024	Jul. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Jan. 30, 2023	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized												$ 711	$ 1,482
Support service												6,803	4,647	$ 10,134
Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized in connection with aggreement												40	70
Exclusive License Agreement With Searchlight Pharma Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description and terms		a fifteen-year term that is renewable for subsequent five-year periods.
Maximum upfront payments and regulatory approval milestone payments per product		$ 11,000						$ 500
Contract liability										$ 36		36	64	120
License revenue												1,650	625	380
Revenue from continuing services												28	56	$ 0
Purchase Agreement With Beimei [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product	$ 10,000
Contract liability										90		90	130
Royalty Income, Nonoperating	$ 5,000
Purchase Agreement With Beimei [Member] | Intellectual Property [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized in connection with aggreement			$ 1,500		$ 1,500	$ 2,000							4,800
Support service													$ 200
Asset Purchase Agreement [Member] | First Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Clinical expenses							$ 500
Asset Purchase Agreement [Member] | PellePharm, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments									$ 6,000
Upfront payment paid									4,000
Outstanding principal amount									700
Asset Purchase Agreement [Member] | PellePharm, Inc. [Member] | Commercial milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments									64,000
Increase in sales milestone amount due to sales exceed dollar 500 million									$ 89,000
Product Purchase Agreement [Member] | Mayne Pharma Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized												$ 16,000
Related Party Transaction, Amounts of Transaction				$ 16,000						$ 6,000	$ 10,000